INCOME TAXES - Provision (Benefit) for Income Taxes (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 3,101	$ 137
State	216	0
Foreign	248	0
Total Current	3,565	137
Deferred
Federal	69	0
State	(549)	0
Foreign	0	0
Total Deferred	(480)	0
Provision for income taxes	$ 3,085	$ 137